Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost:	$ 18,278	$ 12,986
Short-term lease cost	768	310
Total lease costs	$ 19,046	$ 13,296